Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Non-public Information
Our executive compensation program has historically not included awards of stock options, stock appreciation rights (“SARs”), or similar option-like instruments and, as such, do not have any policy, plan or practice pertaining the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information. We have also not timed the release of material non-public information for the purpose of affecting the value of executive compensation.